Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (4,749,739)	$ (700,724)	$ (34,066,390)	$ (30,883,096)
Adjustments to reconcile net loss to net cash from operating activities:
Changes in fair value of derivative liabilities	2,996,000	(327,440)	27,872,585	(581)
Loss on extinguishment of debt				26,884,231
Loss on settlement agreement			24,697
Accretion of discount on convertible notes				492,296
Non-cash interest and finance charges			10,925	83,247
Stock based compensation	214,250	3,750	1,705,067	1,391,123
Foreign exchange loss				58,334
Changes in operating assets and liabilities:
Prepaid expenses and deposits	31,171		13,701	(67,500)
Accounts payable and accrued liabilities	678,555	9,961	96,018	(145,199)
NET CASH USED IN OPERATING ACTIVITIES	(829,763)	(1,014,453)	(4,343,397)	(2,187,145)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares, net of finders' fee		2,326,014	2,326,015	1,877,500
Convertible notes issuance				418,000
Proceeds from exercise of warrants			9,219,998
Finders' fee on exercise of warrants			(767,996)
Repayment of promissory note	(25,000)			(15,000)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(25,000)	2,326,014	10,778,017	2,280,500
(DECREASE) INCREASE IN CASH	(854,763)	1,311,561	6,434,620	93,355
CASH, BEGINNING OF PERIOD	6,576,564	141,944	141,944	48,589
CASH, END OF PERIOD	5,721,801	1,453,505	6,576,564	141,944
SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES
Accounts payable settled in common stock			22,000	2,415,000
Reclassification of accrued liability upon issuance of common shares relating to Dr. Glynn Wilson's compensation	$ 191,000
Fair value of issuance of warrants in January and March 2015 financing		$ 9,313,000	9,313,000
Issuance of additional warrants in May 28, 2015 transaction			6,133,000
Reclassification of Derivative Warrant Liabilities to Equity at exercise date			$ 16,835,000
Conversion of debt obligations into common stock:
Accrued interest				525,000
Convertible notes payable				4,116,000
Loans payable, related party				42,000
Promissory notes, related party				210,000
Due to related parties				369,000
Fair value derivative liability - conversion option at conversion				$ 708,000